Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MAXIM SERIES FUND INC
Prospectus Date	rr_ProspectusDate	Jul. 19, 2011
Maxim MidCap Value Portfolio | Initial Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.25%
1 Year	rr_ExpenseExampleYear01	127
3 Years	rr_ExpenseExampleYear03	397
5 Years	rr_ExpenseExampleYear05	686
10 Years	rr_ExpenseExampleYear10	1,511
Annual Return 2009	rr_AnnualReturn2009	29.27%
Annual Return 2010	rr_AnnualReturn2010	22.49%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.58%)
One Year	rr_AverageAnnualReturnYear01	22.49%
Since Inception	rr_AverageAnnualReturnSinceInception	0.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2008
Maxim MidCap Value Portfolio | Class L
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.50%
1 Year	rr_ExpenseExampleYear01	153
3 Years	rr_ExpenseExampleYear03	474
5 Years	rr_ExpenseExampleYear05	818
10 Years	rr_ExpenseExampleYear10	1,791
One Year	rr_AverageAnnualReturnYear01	22.49%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	0.20%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2008	[1]
Maxim MidCap Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Portfolio Summary Maxim MidCap Value Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 52.76% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	52.76%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio will, under normal circumstances, invest at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) in a broadly diversified portfolio of equity investments in mid-cap U.S. issuers, including foreign issuers that are traded in the United States. Most of these issuers will have public stock market capitalizations (based upon shares available for trading on an unrestricted basis) similar to that of the range of the market capitalization of companies constituting the Russell Midcap® Value Index at the time of investment. If the market capitalization of a company held by the Portfolio moves outside this range, the Portfolio may, but is not required to, sell the securities. The capitalization range of the Russell Midcap® Value Index is currently (as of December 31, 2010) between $232 million and $40.22 billion.

The Portfolio may invest in the aggregate up to 20% of its net assets plus any borrowings for investment purposes (measured at time of purchase) in companies with public stock market capitalizations outside the range of companies constituting the Russell Midcap® Value Index at the time of investment and in fixed income securities, such as government, corporate and bank debt obligations.

The Portfolio is managed using a quantitative investment process. The Sub-Adviser's quantitative style of investment management emphasizes the three building blocks of active management: fundamentally-based stock selection, careful portfolio construction and efficient implementation. The Portfolio maintains risk, style, capitalization and industry characteristics similar to the Russell MidCap® Value Index. The index is designed to represent an investable universe of mid cap companies with low earnings growth expectations. The Portfolio seeks to maximize expected return while maintaining these and other characteristics similar to the benchmark. The Portfolio may use derivatives, including futures contracts, to equitize excess cash in the Portfolio between rebalancings of the Portfolio.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following is a summary of the principal investment risks of investing in the Portfolio:

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Small and Medium Size Company Securities Risk – The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them.

Value Stock Risk - The value investing approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Sector Risk – Sector risk is a possibility that certain sectors of the economy (such as financial services, health or technology) may underperform other sectors or the market as a whole.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Portfolio to lose money on investments denominated in foreign currencies.

Depository Receipts Risk - Depository receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as, currency risk, political and economic risk, and market risk, because their values depend on the performance of a foreign security denominated in its home currency.

Fixed Income Securities Risk – Investments in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held.

Investment Style Risk – Returns from mid-capitalization stocks and/or value stocks may trail returns from the overall stock market.

Derivative Risk – Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to possible loss of your original investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	is subject to possible loss of your original investment.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the performance of the Portfolio's Initial Class in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index. Class L shares performance would be lower than Initial Class performance because of the 12b-1 fees applicable to Class L shares. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the performance of the Portfolio's Initial Class in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.maximfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The returns shown below are historical and are not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return
Best Quarter	September 2009	22.44%
Worst Quarter	March 2009	-15.58%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2010
Maxim MidCap Value Portfolio | Russell MidCap Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	24.75%
Since Inception	rr_AverageAnnualReturnSinceInception	0.90%

[1]	Class L shares are new and had not commenced operations as of the date of this Prospectus. For the periods prior to the commencement of operations of Class L shares, the performance information shown above is for the Portfolio's Initial Class shares and has not been adjusted to reflect the expenses of the Class L shares. Initial Class and Class L shares invest in the same portfolio of securities and will have substantially similar annual returns, except to the extent that the expenses borne by each share class differ. Class L shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets).